Fair value - Hierarchy 3 evolution, Convertible Loans Fluidda (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
fair value of financial assets
As of 1 January,	€ 396,630	€ 411,262
As of 31 December,	396,336	396,630	€ 411,262
Convertible Loan Fluidda | Level 3
fair value of financial assets
As of 1 January,	3,744	3,494	3,560
Addition	0	0	0
Remeasurement	0	0	(316)
Capitalized Interest	250	250	250
As of 31 December,	€ 3,994	€ 3,744	€ 3,494